Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Rental Expense and Sublease Income

Our rental expense and sublease income were as follows:

	Year Ended December 31,
	2018	2017	2016
Rental Expense, Net
Rental expense	$17.6	$17.0	$16.8
Sublease rental income	(4.9)	(4.2)	(3.5)
Net rental expense	$12.7	$12.8	$13.3

Schedule of Future Minimum Noncancellable Lease Payments

Our future minimum noncancellable lease payments on existing operating leases at December 31, 2018, which have an initial term of more than one year, are as follows:

Years Ending December 31,	Amount
2019	$13.6
2020	11.8
2021	7.7
2022	7.4
2023	6.2
Thereafter	9.4
Total (a)	$56.1

(a)	Minimum payments have not been reduced by minimum sublease rentals of $13.1 due in the future under noncancellable subleases.